UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      82
Form 13F Information Table Value Total:	$117,384 (thousands)

List of Other Included Managers:
NONE

                                     TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER                CLASS           CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------               --------         -----   -------- ------- --- ---- -------  --------   ----  ------  ----
Core Laboratories N V           COM                N22717107     1544    10850 SH      SOLE                10,850       0     0
AT&T Inc.                       COM                00206R102     2277    68176 SH      SOLE                65,336       0  2840
AFLAC Inc                       COM                  1055102      429     6825 SH      SOLE                 6,485       0   340
Agnico Eagle Mines  Ltd         COM                  8474108      835    11230 SH      SOLE                10,590       0   640
Alcoa Inc                       COM                 13817101      856    24188 SH      SOLE                22,408       0  1780
America Movil SAB DE CV Series  SPONS ADR L SHS    02364W105      674    12779 SH      SOLE                12,279       0   500
Apache Corp                     COM                 37411105     2000    14387 SH      SOLE                13,027       0  1360
Apple Inc                       COM                 37833100     1621     9680 SH      SOLE                 9,280       0   400
Bank Of America Corporation     COM                 60505104     1610    67444 SH      SOLE                67,444       0     0
Berkshire Hathaway Inc Cl A     CL A                84670108      604        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B     CL B                84670207     6828     1716 SH      SOLE                 1,609       0   107
Bhp Billiton Ltd Spon ADR       SPONSORED ADR       88606108     1289    15130 SH      SOLE                14,450       0   680
Burlingtn Northern Santa Fe C   COM                12189T104     2882    29041 SH      SOLE                27,681       0  1360
CVS Caremark Corporation        COM                126650100      740    18860 SH      SOLE                18,100       0   760
Caterpillar Inc Del             COM                149123101     1450    19785 SH      SOLE                18,825       0   960
Chesapeake Energy Corp          COM                165167107     4773    72780 SH      SOLE                69,520       0  3260
Chevron Corp New                COM                166764100     1285    13041 SH      SOLE                12,641       0   400
Coca Cola Company               COM                191216100      795    15300 SH      SOLE                14,340       0   960
Conocophillips                  COM                20825C104     2512    26858 SH      SOLE                25,948       0   910
Corning Inc                     COM                219350105      496    21500 SH      SOLE                20,100       0  1400
Costco Whsl Corp New            COM                22160K105      453     6460 SH      SOLE                 6,160       0   300
Disney Walt Co                  COM                254687106      994    32078 SH      SOLE                30,458       0  1620
Encana Corp                     COM                292505104     1137    12620 SH      SOLE                12,110       0   510
Exelon Corporation              COM                30161N101     1620    18010 SH      SOLE                17,950       0    60
Exxon Mobil Corporation         COM                30231G102     3797    43082 SH      SOLE                43,082       0     0
Flir Systems Inc                COM                302445101      801    19750 SH      SOLE                18,790       0   960
Firstenergy Corp                COM                337932107      412     5000 SH      SOLE                 5,000       0     0
Freeport-McMoRan Copper & Gold  COM                35671D857     2061    17590 SH      SOLE                16,650       0   940
General Dynamics Corp           COM                369550108     1186    14230 SH      SOLE                13,380       0   850
General Electric Company        COM                369604103      741    27767 SH      SOLE                27,767       0     0
Gilead Sciences Inc             COM                375558103     1447    27330 SH      SOLE                26,130       0  1200
Google Inc Class A              CL A               38259P508      886     1683 SH      SOLE                 1,595       0    88
Great Plains Energy Inc         COM                391164100      225     8900 SH      SOLE                 8,900       0     0
Halliburton Co Hldg Co          COM                406216101     1993    37960 SH      SOLE                36,140       0  1820
Helmerich & Payne Inc           COM                423452101     1057    14800 SH      SOLE                14,300       0   500
Hewlett-Packard Company         COM                428236103     1457    33310 SH      SOLE                31,650       0  1660
Honeywell Intl Inc              COM                438516106     1281    25753 SH      SOLE                24,453       0  1300
International Business Machine  COM                459200101      477     4024 SH      SOLE                 4,024       0     0
Intuitive Surgical  Inc Com Ne  COM NEW            46120E602      341     1267 SH      SOLE                 1,192       0    75
iShares Tr MSCI Brazil Index F  MSCI BRAZIL        464286400     5116    57622 SH      SOLE                54,382       0  3240
iShares Tr DJ Sel Div Inx       DJ SEL DIV INX     464287168     2571    52366 SH      SOLE                51,296       0  1070
iShares Tr Barclays TIPS Bd Fd  BARCLYS TIPS BD    464287176     1652    15315 SH      SOLE                15,315       0     0
iShares Tr MSCI Emerging Mkts   MSCI EMERG MKT     464287234     3614    26735 SH      SOLE                25,295       0  1440
iShares Tr IBOXX Corp Bond Fd   IBOXX INV CPBD     464287242     2075    21006 SH      SOLE                21,006       0     0
iShares Tr Barclays 1-3 Yr Tre  BARCLYS 1-3 YR     464287457      386     4660 SH      SOLE                 4,660       0     0
iShares Tr MSCI Eafe Index Fd   MSCI EAFE IDX      464287465     1068    15555 SH      SOLE                 9,105       0  6450
iShares Tr Dow Jones US         DJ US TELECOMM     464287713      239     9935 SH      SOLE                 9,935       0     0
Johnson & Johnson               COM                478160104     2213    34592 SH      SOLE                32,892       0  1700
Kansas City Southern Ind        COM NEW            485170302     1370    31150 SH      SOLE                29,410       0  1740
Market Vectors Gold Miners ETF  GOLD MINER ETF     57060U100     1103    22695 SH      SOLE                20,455       0  2240
Mastercard Inc Cl A             CL A               57636Q104      709     2670 SH      SOLE                 2,520       0   150
McDonalds Corp                  COM                580135101      337     5988 SH      SOLE                 5,888       0   100
Microsoft Corp                  COM                594918104     1164    42326 SH      SOLE                40,126       0  2200
Monsanto Co New                 COM                61166W101     1268    10030 SH      SOLE                 9,430       0   600
Nike Inc Cl B                   CL B               654106103     1377    23280 SH      SOLE                22,160       0  1120
Norfolk Southern Corp           COM                655844108     1023    16430 SH      SOLE                16,030       0   400
Novo Nordisk A/S Adr  Fmly Nov  ADR                670100205      818    12400 SH      SOLE                11,660       0   740
OGE Energy Corp Hldg Co         COM                670837103      285     9000 SH      SOLE                 9,000       0     0
Petrobras Brasileiro Sa Petro   SPONSORED ADR      71654V408     1865    26330 SH      SOLE                24,990       0  1340
Procter & Gamble Co             COM                742718109     1252    20706 SH      SOLE                19,706       0  1000
Qualcomm Inc                    COM                747525103      757    17155 SH      SOLE                16,335       0   820
Rayonier Inc                    COM                754907103      262     6165 SH      SOLE                 6,165       0     0
Research In Motion Ltd          COM                760975102     1086     9290 SH      SOLE                 8,750       0   540
Rohm & Haas Co                  COM                775371107     1026    22163 SH      SOLE                21,503       0   660
Royal Bank Scotland Pr T Call   SP ADR PREF T      780097713      284    14235 SH      SOLE                14,235       0     0
SPDR Trust Ser 1                UNIT SER 1         78462F103     2021    15795 SH      SOLE                15,795       0     0
KBW Bank ETF                    SPDR KBW BK ETF    78464A797     1102    38880 SH      SOLE                36,220       0  2660
Schlumberger Ltd                COM                806857108      764     7170 SH      SOLE                 6,670       0   500
Select Sector Materials SPDR    SBI MATERIALS      81369Y100     1057    25325 SH      SOLE                21,825       0  3500
Select Sector Healthcare SPDR   SBI HEALTHCARE     81369Y209      242     7930 SH      SOLE                 7,930       0     0
Select Sector Consumer Staples  SBI CONS STPLS     81369Y308     2579    96394 SH      SOLE                91,074       0  5320
Select Sector Energy SPDR Tr    SBI INT-ENERGY     81369Y506     1063    12010 SH      SOLE                10,370       0  1640
Select Sector Technology SPDR   SBI INT-TECH       81369Y803     5824   255630 SH      SOLE                237,34       0 18282
Select Sector Utilities SPDR T  SBI INT-UTILS      81369Y886     1992    49262 SH      SOLE                46,782       0  2480
Stryker Corp                    COM                863667101      555     8825 SH      SOLE                 8,325       0   500
Tortoise Energy Infrastructure  COM                89147L100      229     8435 SH      SOLE                 8,435       0     0
Travelers Companies Inc         COM                89417E109      654    15326 SH      SOLE                14,186       0  1140
UMB Financial Corp              COM                902788108      923    18000 SH      SOLE                18,000       0     0
US Bancorp Del                  COM NEW            902973304      725    26385 SH      SOLE                24,485       0  1900
United Technologies Corp        COM                913017109     1310    21405 SH      SOLE                20,485       0   920
Williams Companies              COM                969457100     1317    32910 SH      SOLE                31,390       0  1520
XTO Energy Inc.                 COM                98385X106     2241    32714 SH      SOLE                30,939       0  1775